Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net
9. Property and Equipment, net
Property and equipment, net consisted of the following at December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Leasehold improvements	$32,490	$26,076
Furniture, fixtures and equipment	2,607	2,669
Medical equipment	15,666	11,003
Computer equipment	3,285	3,115
Signs	153	129
Automobiles	59	69
Software	7,829	4,834
Construction-in-progress	2,985	1,433
Property and equipment, gross	65,074	49,328

Accumulated depreciation and amortization	(24,635)	(17,348)
Property and equipment, net	$40,439	$31,980
For the years ended December 31, 2023, 2022 and 2021, depreciation expense was approximately $7.2 million, $6.7 million, and $6.1 million, respectively, and is included in general and administrative expenses in the consolidated statements of operations and comprehensive loss.
Construction-in-progress consists primarily of capital expenditures on new physician practice facilities which have not yet been opened and improvements to existing practice facilities which are not complete at year-end.